Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2023
Classes of employee benefits expense [abstract]
Schedule of personnel expenses

	2023	2022	2021
Salaries (a)	(415,817)	(411,460)	(272,513)
Benefits (b)	(251,583)	(201,093)	(86,519)
Social security charges	(115,263)	(119,746)	(80,908)
Others	(8,076)	(1,306)	(3,388)
Total	(790,739)	(733,605)	(443,328)